Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Group's (loss)/income Before Income Tax Expense	The components of the Group’s income before income tax expense for the years ended December 31, 2021, 2022 and 2023 are as follows:

	For the Year Ended December 31,
	2021	2022	2023
	(RMB in thousands, except for percentages)
Income before income tax expense	2,769,534	1,028,569	1,326,786
Loss from non-China operations	(30,047)	(94,806)	(86,910)
Income from China operations	2,799,581	1,123,375	1,413,696
Income tax expense applicable to China operations	428,267	202,466	239,365
Income tax expense applicable to non-China operations	7,151	174	123
PRC Withholding Tax on Dividends	—	—	21,353
Total income tax expense	435,418	202,640	260,841
Effective tax rate for China operations	15.3%	18.0%	16.9%
Effective tax rate for the Group	15.7%	19.7%	19.7%

Schedule of Current and Deferred Portion of Income Tax Expense of Company's China Subsidiaries, VIEs, and Subsidiaries of VIEs

The following table sets forth current and deferred portion of income tax expense of the Company’s China subsidiaries, the VIEs, and subsidiaries of the VIEs:

	For the Year Ended December 31,
	2021	2022	2023
	(RMB in thousands)
Current income tax expense	831,675	169,299	328,391
Deferred income tax expense	(396,257)	33,341	(67,550)
Income tax expense	435,418	202,640	260,841

Schedule of Reconciliation Between Statutory EIT Rate and Effective Tax Rate for Group

The following table sets forth reconciliation between the statutory enterprise income tax (“EIT”) rate and the effective tax rate for the Group:

	For the Year Ended December 31,
	2021	2022	2023
Statutory EIT rate	25.0%	25.0%	25.0%
Effect of tax holidays	(10.8)%	(6.8)%	(6.5)%
Effect of non-deductible expenses	3.0%	4.7%	2.5%
Effect of research and development tax credit	(2.1)%	(6.1)%	(4.7)%
Changes in valuation allowance	0.1%	0.6%	4.9%
Tax rate difference from statutory rate in other jurisdictions and others	0.5%	2.3%	(3.1)%
Effect of withholding income tax	0.0%	0.0%	1.6%
Effective tax rates for the Group	15.7%	19.7%	19.7%

Schedule of Effect of Tax Holiday Related to Group

The following table sets forth the effect of tax holiday related to the Group:

	For the Year Ended December 31,
	2021	2022	2023
	(In thousands, except per share amount)
Tax holiday effect	299,578	69,827	86,655
Basic net income per share effect	0.81	0.20	0.26
Diluted net income per share effect	0.72	0.18	0.24

Schedule of Components of Deferred Tax Assets and Deferred Tax Liabilities

Deferred income tax expense reflects the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets are as follows:

	For the Year Ended December 31,
	2022	2023
Deferred tax assets
- Provision for credit losses	948,177	1,225,097
- Deferred guarantee income and other accrued expenses	807,224	869,708
- Contingent guarantee liabilities	220,527	452,135
- Net operating loss carryforwards	43,237	105,653
- Advertising expenses in excess of deduction limit	5,683	7,248
-Investment related loss	-	75,440
Less: valuation allowance	(13,038)	(78,471)
Total deferred tax assets	2,011,810	2,656,810
Net deferred tax assets	1,141,761	1,232,092

The components of the deferred tax liabilities are as follows:

	For the Year Ended December 31,
	2022	2023
Deferred tax liabilities
-Contract assets and service fees receivable	636,659	1,009,002
-Guarantee receivables	285,949	469,703
-Withholding income tax	-	21,353
Total deferred tax liabilities	922,608	1,500,058
Net deferred tax liabilities	52,559	75,340

Schedule of Movement of Valuation Allowance

	For the Year Ended December 31,
	2021	2022	2023
Balance at beginning of the year	(4,429)	(6,756)	(13,038)
Additions	(2,659)	(6,783)	(66,967)
Reversals	332	501	1,534
Balance at end of the year	(6,756)	(13,038)	(78,471)